STOCKHOLDERS' EQUITY, Additional Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	991,629
Granted (in shares)	474,818
Vested (in shares)	(564,440)
Forfeited / lapsed, unearned (in shares)	(23,518)
Nonvested / unearned awards outstanding, end of period (in shares)	878,489	991,629
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 24.01
Granted, weighted-average grant-date fair value per share (in dollars per share)	$ 40.97
Vested, weighted-average grant-date fair value per share (in dollars per share)	$ 26.30
Forfeited / lapsed, unearned, weighted-average grant-date fair value per share (in dollars per share)	$ 32.17
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 31.49	$ 24.01
Fair value of shares vested	$ 17,500,000	$ 12,600,000	$ 3,200,000
Restricted Stock Units (RSUs) [Member]
Equity instruments other than options [Roll forward]
Outstanding, beginning of period (in units)	170,406
Granted (in shares)	37,565
Outstanding, end of period (in units)	207,971
Vested, end of period (in units)	170,406
Outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 33.17
Granted, weighted-average grant-date fair value per share (in dollars per share)	$ 41.00
Outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 34.59
Vested, weighted-average grant date fair value per share, end of period (in dollars per share)	$ 33.17
Number of shares of common stock issued in connection with settlement of vested RSUs (in shares)			13,205
Fair value of shares of common stock issued in connection with settlement of vested RSUs			300,000
Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage number of shares actually issued to target share amount, minimum (in hundredths)	0.00%
Percentage of number of shares actually issued to target share amount, maximum (in hundredths)	200.00%
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	85,015
Vested (in shares)	(53,984)
Forfeited / lapsed, unearned (in shares)	(31,031)
Nonvested / unearned awards outstanding, end of period (in shares)	0	85,015
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 43.96
Vested, weighted-average grant-date fair value per share (in dollars per share)	$ 43.96
Forfeited / lapsed, unearned, weighted-average grant-date fair value per share (in dollars per share)	$ 43.96
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 0	$ 43.96
Fair value of shares vested	2,300,000	600,000
Stock Appreciation Rights (SARs) [Member]
Equity instruments other than options [Roll forward]
Nonvested / unearned awards outstanding, beginning of period (in shares)	828,185
Granted (in shares)	363,810
Forfeited / lapsed, unearned (in shares)	(3,560)
Nonvested / unearned awards outstanding, end of period (in shares)	1,188,435
Exercisable, end of period (in units)	455,648
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, beginning of period (in dollars per share)	$ 14.00
Nonvested / unearned awards outstanding, weighted-average grant-date fair value per share, end of period (in dollars per share)	$ 19.76		$ 9.03
Outstanding, weighted-average exercise price, beginning of period (in dollars per share)	$ 21.43
Granted, weighted-average exercise price (in dollars per share)	$ 41.00
Forfeited, weighted-average exercise price (in dollars per share)	$ 17.22
Outstanding, weighted-average exercise price, end of period (in dollars per share)	$ 27.43
Exercisable, weighted-average exercise price, end of period (in dollars per share)	$ 20.22
Outstanding, weighted-average remaining contractual term, end of period (in years)	7.2
Exercisable, weighted-average remaining contractual term, end of period (in years)	6.7
Outstanding, aggregate intrinsic value, end of period	7,893,000
Exercisable, aggregate intrinsic value, end of period	$ 4,978,000
Additional disclosures [Abstract]
Expiration date after grant date (in years)	10Y
Stock Options [Member]
Additional disclosures [Abstract]
Exercise price of stock options as percentage of market price at date of grant, minimum (in hundredths)	100.00%
Expiration date after grant date (in years)	10Y